Leases - Schedule of Maturities of Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received, Total	€ 1,361,631
Less: imputed interest	500,161
Total lease liabilities	861,470	€ 238,905
Current lease liabilities	222,427	195,341
Non-current lease liabilities	639,043	€ 43,564
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received, Total	354,902
1 - 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received, Total	€ 1,006,729